SHAREHOLDERS’ EQUITY	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
SHAREHOLDERS’ EQUITY

NOTE 14. SHAREHOLDERS’ EQUITY

In accordance with Singapore law, the holders of ordinary shares that do not have par value, are entitled to receive dividends as declared from time to time and are entitled to one vote per share at the general meeting of our company. All shares rank equally with regard to our company’s residual assets. In addition, we are not required to have a number of authorized common shares to be issued.

In accordance with R.O.C. law, an appropriation for legal reserve amounting to 10% of a company’s net profit is required until the reserve equals the aggregate par value of such Taiwan company’s issued capital stock. As of December 31, 2017 and 2018, the legal reserves of Hoshin GigaMedia Center Inc. (“Hoshin GigaMedia”) were $1.5 million and $1.5 million, respectively. The reserve can only be used to offset a deficit or be distributed as a stock dividend of up to 50% of the reserve balance when the reserve balance has reached 50% of the aggregate paid-in capital of Hoshin GigaMedia.